VictoryShares WestEnd Dynamic Equity ETF Expense Example - VictoryShares WestEnd Dynamic Equity ETF - VictoryShares WestEnd Dynamic Equity ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	$ 402